COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

20. COMMITMENTS AND CONTINGENCIES

Lease commitments

The Group leases its offices under non-cancelable operating lease agreements. Rental expenses were RMB8,127,122, RMB12,673,230 and RMB15,403,884 for the years ended December 31, 2019, 2020 and 2021, respectively.

As of December 31, 2021, future minimum lease commitments under office non-cancelable operating lease agreements, were as follows:

Offices
Year ending December 31,	RMB
2022	13,315,511
2023	3,718,738
2024	486,426
2025	123,072

Except for those disclosed above, the Group did not have any significant capital or other commitments, long-term obligations, or guarantees as of December 31, 2021.

Litigation contingencies

In April and July 2021, the Company and its certain executives and directors were named as defendants in two consolidated class action lawsuits filed in the New York Supreme Court and United States District Court, respectively. The complaints in the action allege that the Company’s registration statements contained misstatements or omissions regarding its business, operation, and compliance in violation of the U.S. securities laws. As the case remains in its early stage, the likelihood of any unfavorable outcome or any estimate of the amount or range of any potential loss cannot be reasonably estimated at the issuance of this report. As a result, the Company did not record any liabilities pertaining to this.